SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial assets receivable (Details) ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financial assets receivable
Financial assets receivable	¥ 5,160	¥ 286,380	¥ 5,160		¥ 1,250,277	¥ 286,380
Allowance for uncollectible receivables		(16,258)	(16,258)		(56,656)	(16,258)
Financial assets receivable, net				$ 173,605	¥ 1,193,621	¥ 270,122
Movement financial assets receivable
Balance at beginning of year		286,380	5,160
Addition in the current year	5,768	1,881,072	452,182
Collection in the current year	(608)	(909,501)	(170,947)
Write-off		(7,674)	(15)
Balance at end of year	¥ 5,160	1,250,277	286,380
Movement of allowance for uncollectible receivables
Balance at beginning of year		16,258
Current year net provision		48,072	16,273
Write-off		(7,674)	(15)
Balance at end of year		¥ 56,656	¥ 16,258